Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2022	2021

Commitments to extend credit	$443,364	$280,379
Standby letters of credit	869	586

Total	$444,233	$280,965

Lease, Cost [Table Text Block]
	2022	2021
Lease Costs:
Finance lease cost:
Amortization of right-of-use asset	$176	$313
Interest Expense	116	130
Other	30	63
Operating lease cost	206	225
Total lease cost	$528	$731

Lease, Term and Discount Rate [Table Text Block]
	Operating	Finance
Weighted-average term (years)	5.0	15.6
Weighted-average discount rate	1.9%	3.0%

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
Undiscounted cash flows due within:
2023	$169	$308
2024	169	308
2025	169	314
2026	134	320
2027	27	320
2028 and thereafter	95	3,207
Total undiscounted cash flows	763	4,777

Impact of present value discount	(40)	(966)

Amount reported on balance sheet	$723	$3,811